UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
11/30/15 (Unaudited)

COMMON STOCKS (29.0%)(a)
		Shares	Value

Banking (1.6%)

Banco Santander SA (Spain)		2,293	$12,520

Bank Hapoalim BM (Israel)		924	4,778

Bank of America Corp.		4,151	72,352

Bank of New York Mellon Corp. (The)		678	29,724

Barclays PLC (United Kingdom)		1,441	4,844

BNP Paribas SA/New York, NY (France)		745	44,166

Credit Agricole SA (France)		1,686	20,343

Credit Suisse Group AG (rights) (Switzerland)(NON)		314	192

Credit Suisse Group AG (Switzerland)		314	6,751

JPMorgan Chase & Co.		1,221	81,416

Mizuho Financial Group, Inc. (Japan)		20,100	40,614

Popular, Inc. (Puerto Rico)		179	5,318

Regions Financial Corp.		1,699	17,228

Resona Holdings, Inc. (Japan)		6,200	30,301

Skandinaviska Enskilda Banken AB (Sweden)		1,354	14,399

Societe Generale SA (France)		427	20,383

State Street Corp.		660	47,903

Sumitomo Mitsui Financial Group, Inc. (Japan)		1,000	38,195

Wells Fargo & Co.		343	18,899

Woori Bank (South Korea)		376	3,078

			513,404
Basic materials (1.0%)

Amcor, Ltd. (Australia)		1,570	15,324

ArcelorMittal SA (France)		984	4,826

BASF SE (Germany)		568	47,013

EMS-Chemie Holding AG (Switzerland)		31	12,640

Evonik Industries AG (Germany)		310	10,592

Fortescue Metals Group, Ltd. (Australia)(S)		4,956	6,993

Glencore PLC (United Kingdom)		3,780	5,506

Graphic Packaging Holding Co.		475	6,493

Kuraray Co., Ltd. (Japan)		500	6,370

LyondellBasell Industries NV Class A		308	29,513

Mitsubishi Gas Chemical Co., Inc. (Japan)		1,000	5,423

Mitsubishi Materials Corp. (Japan)		4,000	14,150

Mondi PLC (South Africa)		295	6,860

Nitto Denko Corp. (Japan)		300	20,241

Rio Tinto PLC (United Kingdom)		259	8,615

Royal Boskalis Westminster NV (Netherlands)		197	8,767

Sealed Air Corp.		298	13,517

Sherwin-Williams Co. (The)		123	33,957

Sumitomo Metal Mining Co., Ltd. (Japan)		1,000	11,287

ThyssenKrupp AG (Germany)		945	20,114

UPM-Kymmene OYJ (Finland)		933	17,813

voestalpine AG (Austria)		178	5,792

Weyerhaeuser Co.(R)		73	2,348

Yara International ASA (Norway)		86	3,981

			318,135
Capital goods (1.1%)

ABB, Ltd. (Switzerland)		852	16,156

ACS Actividades de Construccion y Servicios SA (Spain)		259	8,447

AGCO Corp.		145	7,288

Airbus Group SE (France)		89	6,436

Allison Transmission Holdings, Inc.		563	15,741

Avery Dennison Corp.		100	6,596

BAE Systems PLC (United Kingdom)		2,643	20,560

Carlisle Cos., Inc.		44	3,892

Crown Holdings, Inc.(NON)		485	25,176

General Dynamics Corp.		329	48,185

IDEX Corp.		120	9,456

Ingersoll-Rand PLC		162	9,505

KBR, Inc.		534	10,381

Leggett & Platt, Inc.		163	7,596

Mitsubishi Electric Corp. (Japan)		2,000	22,170

Northrop Grumman Corp.		233	43,422

Orbital ATK, Inc.		40	3,436

OSRAM Licht AG (Germany)		216	9,119

Roper Technologies, Inc.		170	32,893

Safran SA (France)		127	9,377

Sandvik AB (Sweden)		1,995	20,666

Spirit AeroSystems Holdings, Inc. Class A(NON)		153	8,025

Thales SA (France)		41	3,053

THK Co., Ltd. (Japan)		600	11,973

			359,549
Communication services (0.9%)

BT Group PLC (United Kingdom)		3,780	28,263

Deutsche Telekom AG (Germany)		1,223	22,555

Juniper Networks, Inc.		986	29,708

KDDI Corp. (Japan)		400	9,945

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		500	18,582

NTT DoCoMo, Inc. (Japan)		1,000	18,999

Orange SA (France)		1,046	18,080

SBA Communications Corp. Class A(NON)		185	19,455

Sky PLC (United Kingdom)		2,005	33,398

Telenor ASA (Norway)		596	10,390

Telstra Corp., Ltd. (Australia)		4,058	15,765

Verizon Communications, Inc.		847	38,496

Vodafone Group PLC (United Kingdom)		2,720	9,187

			272,823
Conglomerates (—%)

Siemens AG (Germany)		131	13,583

			13,583
Consumer cyclicals (3.3%)

Adecco SA (Switzerland)		288	19,707

Amazon.com, Inc.(NON)		33	21,938

Aristocrat Leisure, Ltd. (Australia)		1,224	8,419

Carter's, Inc.		159	13,711

Cie Generale des Etablissements Michelin (France)		247	24,766

Continental AG (Germany)		153	36,970

Dai Nippon Printing Co., Ltd. (Japan)		3,000	29,358

Discovery Communications, Inc. Class A(NON)(S)		1,459	45,433

Equinix, Inc.		90	10,035

Flight Centre Travel Group, Ltd. (Australia)		359	9,365

Fuji Heavy Industries, Ltd. (Japan)		800	33,124

Harvey Norman Holdings, Ltd. (Australia)		3,529	10,443

Hilton Worldwide Holdings, Inc.		1,206	28,003

Home Depot, Inc. (The)		585	78,320

Honda Motor Co., Ltd. (Japan)		100	3,268

Host Hotels & Resorts, Inc.(R)		2,296	38,114

Industria de Diseno Textil SA (Inditex) (Spain)		467	16,806

Industrivarden AB Class A (Sweden)		439	8,446

ITV PLC (United Kingdom)		8,025	32,754

KAR Auction Services, Inc.		180	6,827

Kia Motors Corp. (South Korea)		170	7,681

Kimberly-Clark Corp.		292	34,792

Kingfisher PLC (United Kingdom)		5,719	30,440

Lagardere SCA (France)		751	22,162

Lear Corp.		165	20,774

Liberty Interactive Corp. Class A(NON)		397	10,513

Liberty Media Corp. Class A(NON)		176	7,130

Lowe's Cos., Inc.		597	45,730

Macy's, Inc.		291	11,372

Marks & Spencer Group PLC (United Kingdom)		2,895	21,910

Mazda Motor Corp. (Japan)		400	8,325

News Corp. Class A		354	5,080

Next PLC (United Kingdom)		45	5,368

NIKE, Inc. Class B		363	48,018

Panasonic Corp. (Japan)		1,900	21,594

Peugeot SA (France)(NON)		822	14,686

ProSiebenSat.1 Media SE (Germany)		77	4,043

Publicis Groupe SA (France)		188	11,862

Ryman Hospitality Properties(R)		1,135	61,676

Securitas AB Class B (Sweden)		1,289	19,671

ServiceMaster Global Holdings, Inc.(NON)		115	4,310

Shimamura Co., Ltd. (Japan)		100	12,205

Sirius XM Holdings, Inc.(NON)		4,214	17,320

Six Flags Entertainment Corp.		117	6,072

SJM Holdings, Ltd. (Hong Kong)		7,000	5,177

TABCORP Holdings, Ltd. (Australia)		923	3,058

Taylor Wimpey PLC (United Kingdom)		2,650	7,767

Thor Industries, Inc.		40	2,317

Toppan Printing Co., Ltd. (Japan)		2,000	17,560

Valeo SA (France)		91	14,090

Verisk Analytics, Inc. Class A(NON)		112	8,394

Viacom, Inc. Class B		384	19,119

Wolters Kluwer NV (Netherlands)		364	12,578

Wyndham Worldwide Corp.		122	9,262

			1,027,863
Consumer finance (0.1%)

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)		3,300	17,360

			17,360
Consumer staples (1.7%)

Altria Group, Inc.		129	7,430

British American Tobacco PLC (United Kingdom)		274	15,962

Bunge, Ltd.		481	32,039

Coca-Cola Amatil, Ltd. (Australia)		915	5,985

Coca-Cola Enterprises, Inc.		237	11,921

Coca-Cola HBC AG (Switzerland)		316	7,667

Colgate-Palmolive Co.		80	5,254

ConAgra Foods, Inc.		354	14,489

CVS Health Corp.		586	55,137

Distribuidora Internacional de Alimentacion SA (Spain)		1,296	8,192

Dr. Pepper Snapple Group, Inc.		405	36,349

Geo Group, Inc. (The)(R)		1,209	35,448

Imperial Tobacco Group PLC (United Kingdom)		443	23,939

ITOCHU Corp. (Japan)		600	7,330

J Sainsbury PLC (United Kingdom)		2,875	10,990

Japan Tobacco, Inc. (Japan)		200	7,174

Kao Corp. (Japan)		500	25,657

Koninklijke Ahold NV (Netherlands)		1,445	31,435

Kroger Co. (The)		513	19,320

Liberty Ventures Ser. A(NON)		257	11,054

METRO AG (Germany)		207	6,902

Mondelez International, Inc. Class A		161	7,029

Nestle SA (Switzerland)		427	31,687

PepsiCo, Inc.		287	28,746

Pinnacle Foods, Inc.		142	6,183

Reckitt Benckiser Group PLC (United Kingdom)		156	14,637

Swedish Match AB (Sweden)		533	18,388

Unilever NV ADR (Netherlands)		366	16,058

Unilever PLC (United Kingdom)		267	11,396

WH Group, Ltd. 144A (Hong Kong)(NON)		19,000	9,783

Woolworths, Ltd. (Australia)		210	3,605

			527,186
Energy (1.4%)

BP PLC (United Kingdom)		6,812	39,525

Cameron International Corp.(NON)		397	27,111

CVR Energy, Inc.		81	3,868

Exxon Mobil Corp.		21	1,715

Hess Corp.		28	1,652

Occidental Petroleum Corp.		735	55,559

OMV AG (Austria)		1,207	34,451

Questar Corp.		102	1,933

Repsol YPF SA (Spain)		745	9,717

Royal Dutch Shell PLC Class A (United Kingdom)		865	21,405

Royal Dutch Shell PLC Class B (United Kingdom)		783	19,482

Schlumberger, Ltd.		749	57,785

Statoil ASA (Norway)		2,106	32,569

Superior Energy Services, Inc.		658	10,311

Tesoro Corp.		99	11,402

Total SA (France)		562	27,908

Valero Energy Corp.		795	57,129

Vestas Wind Systems A/S (Denmark)		488	31,840

Woodside Petroleum, Ltd. (Australia)		573	12,517

			457,879
Financial (0.6%)

3i Group PLC (United Kingdom)		3,845	29,100

Broadridge Financial Solutions, Inc.		71	3,904

CoreLogic, Inc.(NON)		83	3,059

Goldman Sachs Group, Inc. (The)		16	3,040

HSBC Holdings PLC (United Kingdom)		4,101	32,705

Mitsubishi UFJ Financial Group, Inc. (MUFG) (Japan)		3,300	21,211

Morgan Stanley		1,137	38,999

ORIX Corp. (Japan)		1,600	23,024

SBI Holdings, Inc. (Japan)		1,100	12,480

UBS Group AG (Switzerland)		973	18,678

			186,200
Health care (2.6%)

Aetna, Inc.		131	13,460

AmerisourceBergen Corp.		450	44,388

Amgen, Inc.		288	46,397

Anthem, Inc.		294	38,332

Astellas Pharma, Inc. (Japan)		1,300	18,323

AstraZeneca PLC (United Kingdom)		469	31,804

Biogen, Inc.(NON)		80	22,949

C.R. Bard, Inc.		108	20,177

Cardinal Health, Inc.		293	25,447

Centene Corp.(NON)		244	14,091

Charles River Laboratories International, Inc.(NON)		63	4,824

Gilead Sciences, Inc.		608	64,424

GlaxoSmithKline PLC (United Kingdom)		1,283	26,193

Hologic, Inc.(NON)		84	3,389

Medipal Holdings Corp. (Japan)		1,900	33,323

Merck KGaA (Germany)		117	11,983

Novartis AG (Switzerland)		371	31,714

Novo Nordisk A/S Class B (Denmark)		506	27,876

OPKO Health, Inc.(NON)		747	8,172

Otsuka Holdings Company, Ltd. (Japan)		100	3,318

Pfizer, Inc.		2,207	72,323

Roche Holding AG-Genusschein (Switzerland)		154	41,237

Sanofi (France)		563	50,192

Shionogi & Co., Ltd. (Japan)		200	8,823

Shire PLC (United Kingdom)		149	10,426

Suzuken Co., Ltd. (Japan)		600	23,440

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		239	15,040

United Therapeutics Corp.(NON)		81	12,363

Ventas, Inc.(R)		1,109	59,154

Zoetis, Inc.		426	19,894

			803,476
Insurance (0.9%)

Ageas (Belgium)		512	22,398

Allianz SE (Germany)		163	28,872

Allied World Assurance Co. Holdings AG		98	3,559

Allstate Corp. (The)		409	25,669

American Financial Group, Inc.		36	2,664

American International Group, Inc.		31	1,971

Aspen Insurance Holdings, Ltd.		54	2,728

AXA SA (France)		962	26,030

CNP Assurances (France)		1,340	18,660

Genworth Financial, Inc. Class A(NON)		1,090	5,505

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		55	11,085

NN Group NV (Netherlands)		379	12,946

Prudential Financial, Inc.		490	42,410

Reinsurance Group of America, Inc.		40	3,675

Swiss Life Holding AG (Switzerland)		59	14,881

Swiss Re AG (Switzerland)		426	40,598

Validus Holdings, Ltd.		61	2,878

Voya Financial, Inc.		235	9,565

			276,094
Investment banking/Brokerage (0.1%)

Daiwa Securities Group, Inc. (Japan)		1,000	6,474

Deutsche Bank AG (Germany)		377	9,681

Investor AB Class B (Sweden)		558	21,266

			37,421
Miscellaneous (—%)

Orica, Ltd. (Australia)		274	3,124

			3,124
Real estate (9.7%)

Alexandria Real Estate Equities, Inc.(R)		869	80,026

American Capital Agency Corp.(R)		371	6,659

Annaly Capital Management, Inc.(R)		1,180	11,304

Apartment Investment & Management Co. Class A(R)		1,522	58,003

AvalonBay Communities, Inc.(R)		845	153,613

Boston Properties, Inc.(R)		1,062	132,739

Brixmor Property Group, Inc.(R)		2,563	64,357

Camden Property Trust(R)		927	70,804

Care Capital Properties, Inc.(R)		276	8,735

CBRE Group, Inc. Class A(NON)		989	37,058

Chimera Investment Corp.(R)		182	2,564

Corporate Office Properties Trust(R)		2,052	45,739

DDR Corp.(R)		261	4,450

Dexus Property Group (Australia)(R)		2,285	12,721

DiamondRock Hospitality Co.(R)		4,207	46,824

Digital Realty Trust, Inc.(R)		227	16,369

Duke Realty Corp.(R)		3,282	66,789

DuPont Fabros Technology, Inc.(R)		2,560	84,582

Equity Lifestyle Properties, Inc.(R)		40	2,495

Equity Residential Trust(R)		2,104	167,941

Essex Property Trust, Inc.(R)		176	40,619

Extra Space Storage, Inc.(R)		109	9,129

Federal Realty Investment Trust(R)		136	19,927

General Growth Properties(R)		5,349	136,239

HCP, Inc.(R)		1,862	66,157

Healthcare Realty Trust, Inc.(R)		1,885	51,253

Highwoods Properties, Inc.(R)		1,482	64,556

Jones Lang LaSalle, Inc.		88	14,619

Kerry Properties, Ltd. (Hong Kong)		3,500	9,865

Kimco Realty Corp.(R)		3,666	95,646

Liberty Property Trust(R)		1,603	54,342

Macerich Co. (The)(R)		356	27,821

Medical Properties Trust, Inc.(R)		4,983	59,846

MFA Financial, Inc.(R)		521	3,637

Mid-America Apartment Communities, Inc.(R)		60	5,314

National Health Investors, Inc.(R)		737	44,507

New World Development Co., Ltd. (Hong Kong)		16,000	16,042

Nomura Real Estate Holdings, Inc. (Japan)		200	3,921

Persimmon PLC (United Kingdom)		519	14,969

Post Properties, Inc.(R)		828	48,819

Prologis, Inc.(R)		3,323	142,058

Public Storage(R)		849	203,811

Realty Income Corp.(R)		589	29,226

Regency Centers Corp.(R)		64	4,312

Scentre Group (Australia)(R)		1,875	5,411

Simon Property Group, Inc.(R)		1,722	320,705

SL Green Realty Corp.(R)		254	29,992

Spirit Realty Capital, Inc.(R)		1,690	16,596

Sunstone Hotel Investors, Inc.(R)		3,936	57,780

Taubman Centers, Inc.(R)		833	59,868

Two Harbors Investment Corp.(R)		834	7,089

UDR, Inc.(R)		409	15,096

VEREIT, Inc.(R)		1,719	14,319

Vornado Realty Trust(R)		557	53,895

Washington Real Estate Investment Trust(R)		1,448	39,834

Weingarten Realty Investors(R)		1,802	62,975

Welltower, Inc.(R)		1,347	85,117

Wheelock and Co., Ltd. (Hong Kong)		5,000	21,609

WP Carey, Inc.(R)		85	5,259

			3,035,952
Technology (2.4%)

Agilent Technologies, Inc.		453	18,944

Alphabet, Inc. Class A(NON)		112	85,439

Amdocs, Ltd.		259	14,652

Analog Devices, Inc.		256	15,777

Apple, Inc.		1,246	147,402

AtoS (France)		55	4,503

Computer Sciences Corp.		377	11,811

CSRA, Inc.(NON)		377	11,879

Dun & Bradstreet Corp. (The)		13	1,401

eBay, Inc.(NON)		1,814	53,676

EMC Corp.		941	23,845

Fortinet, Inc.(NON)		33	1,189

Fujitsu, Ltd. (Japan)		2,000	10,112

Genpact, Ltd.(NON)		68	1,714

GungHo Online Entertainment, Inc. (Japan)		4,100	12,679

Hoya Corp. (Japan)		800	32,465

Ibiden Co., Ltd. (Japan)		400	6,277

Infineon Technologies AG (Germany)		1,523	22,576

Intuit, Inc.		252	25,250

Iron Mountain, Inc.(R)		1,867	51,865

L-3 Communications Holdings, Inc.		233	28,522

Leidos Holdings, Inc.		288	16,684

Maxim Integrated Products, Inc.		424	16,438

Microsoft Corp.		204	11,087

Murata Manufacturing Co., Ltd. (Japan)		100	15,542

Nexon Co., Ltd. (Japan)		500	7,945

Oracle Corp.		1,133	44,153

Otsuka Corp. (Japan)		100	5,016

Samsung Electronics Co., Ltd. (South Korea)		3	3,321

SolarWinds, Inc.(NON)		243	14,198

Symantec Corp.		863	16,898

Teradyne, Inc.		530	11,013

Xerox Corp.		1,886	19,897

			764,170
Transportation (0.9%)

ANA Holdings, Inc. (Japan)		8,000	22,540

AP Moeller - Maersk A/S (Denmark)		16	24,427

Aurizon Holdings, Ltd. (Australia)		1,650	6,632

Central Japan Railway Co. (Japan)		100	17,877

ComfortDelgro Corp., Ltd. (Singapore)		7,900	16,378

Delta Air Lines, Inc.		895	41,582

Deutsche Post AG (Germany)		429	12,539

International Consolidated Airlines Group SA (Spain)(NON)		1,621	13,816

Qantas Airways, Ltd. (Australia)		2,499	6,555

Royal Mail PLC (United Kingdom)		2,053	15,030

Ryanair Holdings PLC ADR (Ireland)		362	27,838

United Parcel Service, Inc. Class B		428	44,088

Yangzijiang Shipbuilding Holdings, Ltd. (China)		32,500	25,259

			274,561
Utilities and power (0.7%)

AES Corp.		463	4,625

AGL Resources, Inc.		74	4,630

American Electric Power Co., Inc.		601	33,662

Centrica PLC (United Kingdom)		3,013	9,897

E.ON SE (Germany)		777	7,385

Endesa SA (Spain)		571	11,812

Enel SpA (Italy)		3,631	16,013

ENI SpA (Italy)		1,400	22,809

Entergy Corp.		558	37,180

Iberdrola SA (Spain)		4,331	30,343

Korea Electric Power Corp. (South Korea)		87	3,679

RWE AG (Germany)		814	9,366

Tokyo Electric Power Co., Inc. (Japan)(NON)		1,300	7,971

UGI Corp.		480	16,642

			216,014

Total common stocks (cost $8,818,727)			$9,104,794

INVESTMENT COMPANIES (11.2%)(a)
		Shares	Value

iShares MSCI Emerging Markets ETF		544	$18,491

Putnam Absolute Return 700 Fund Class Y(AFF)		261,340	3,235,388

SPDR S&P 500 ETF Trust		1,133	236,446

SPDR S&P MidCap 400 ETF Trust(S)		123	32,745

Total investment companies (cost $3,569,188)			$3,523,070

CORPORATE BONDS AND NOTES (9.8%)(a)
		Principal amount	Value

Basic materials (0.7%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		$20,000	$19,600

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		5,000	4,628

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)		2,000	1,938

ArcelorMittal SA sr. unsec. bonds 10.85s, 2019 (France)		15,000	15,938

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		5,000	5,300

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		2,000	1,867

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		3,000	2,801

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		10,000	9,700

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025		2,000	1,976

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		35,000	22,138

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		9,000	6,795

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		4,000	2,970

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		2,000	1,620

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		50,000	52,750

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		15,000	11,475

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		25,000	23,500

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		5,000	5,200

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		5,000	4,264

Mead Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		5,000	6,580

Mead Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		5,000	6,492

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)		2,000	1,960

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		25,000	22,531

			232,023
Capital goods (0.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		40,000	41,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022		25,000	25,281

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		25,000	25,500

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		15,000	14,625

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		5,000	5,258

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		10,000	7,450

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		20,000	19,338

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		10,000	13,473

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035		3,000	3,066

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025		2,000	2,025

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		15,000	15,338

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024		40,000	39,400

			212,154
Communication services (1.8%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)		10,000	9,908

AT&T, Inc. sr. unsec. notes 4 3/4s, 2046		2,000	1,874

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025		3,000	2,911

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		35,000	35,088

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		30,000	29,663

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045		3,000	3,120

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025		2,000	2,030

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		5,000	6,982

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		5,000	6,644

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		25,000	25,906

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		5,000	5,088

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		5,000	5,381

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		25,000	23,563

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		10,000	8,950

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		30,000	11,700

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		5,000	6,591

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		25,000	26,200

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		15,000	15,101

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		2,000	2,097

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022		20,000	19,875

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017		10,000	10,175

Sprint Capital Corp. company guaranty 6 7/8s, 2028		40,000	28,800

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023		20,000	16,100

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021		70,000	56,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		65,000	66,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		40,000	40,650

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		5,000	5,628

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)		200	5,478

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048		19,000	17,258

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		5,000	4,736

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		35,000	35,219

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		25,000	22,688

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		20,000	15,950

			574,679
Consumer cyclicals (1.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045		5,000	6,735

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		7,000	7,618

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044		5,000	4,327

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		4,000	2,400

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		35,000	32,900

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		5,000	6,420

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		35,000	35,744

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		5,000	6,255

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		5,000	6,298

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043		5,000	5,384

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. Notes 3.45s, 2022		10,000	9,659

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		5,000	5,368

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		25,000	25,563

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		3,000	2,933

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		10,000	10,425

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		35,000	30,100

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		5,000	5,606

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		30,000	29,925

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		3,000	3,453

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		1,000	1,151

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028		3,000	3,552

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 2 7/8s, 2023		3,000	2,769

McGraw Hill Financial, Inc. 144A company guaranty sr. unsec. notes 4.4s, 2026		5,000	5,113

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022		15,000	15,038

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		45,000	45,113

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		35,000	31,150

Nordstrom, Inc. sr. unsec. notes 5s, 2044		2,000	2,124

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028		5,000	6,182

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024		20,000	20,650

Owens Corning company guaranty sr. unsec. notes 9s, 2019		5,000	5,841

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025		4,000	3,923

QVC, Inc. company guaranty sr. notes 4.85s, 2024		2,000	1,950

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025		2,000	1,878

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		35,000	35,525

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		60,000	46,200

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021		35,000	35,175

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		15,000	15,713

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021		32,000	32,160

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		5,000	4,638

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		5,000	6,371

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		15,000	15,000

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		2,000	1,998

			576,327
Consumer staples (0.6%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		2,000	2,457

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		5,000	4,911

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		10,000	14,372

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		40,000	36,300

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		5,000	5,649

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		5,000	5,188

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		10,000	11,100

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019		2,000	2,070

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,000	1,898

CVS Health Corp. sr. unsec. unsub. notes 5 1/8s, 2045		5,000	5,328

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022		12,000	12,961

CVS Pass-Through Trust sr. notes 6.036s, 2028		3,702	4,119

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045		5,000	4,677

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		10,000	12,268

Kraft Foods Group, Inc. sr. unsec. notes Ser. 144A, 6 7/8s, 2039		5,000	6,127

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038		2,000	2,532

McDonald's Corp. sr. unsec. notes 5.7s, 2039		15,000	16,424

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		2,000	2,041

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044		3,000	3,138

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		35,000	37,625

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021		5,000	4,980

			196,165
Energy (0.5%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022		35,000	31,850

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		25,000	21,250

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		5,000	5,469

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024		25,000	15,000

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020		2,000	1,275

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		25,000	10,625

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		5,000	4,430

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024		2,000	1,744

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		3,000	2,430

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		2,000	1,620

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		5,000	6,155

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		35,000	34,125

Petrobras Global Finance BV company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		5,000	4,975

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		5,000	5,318

Williams Cos., Inc. (The) notes 8 3/4s, 2032		7,000	6,864

Williams Cos., Inc. (The) notes 7 3/4s, 2031		2,000	1,856

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024		5,000	4,101

			159,087
Financials (1.6%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		40,000	46,000

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		5,000	5,034

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		5,000	4,807

American International Group, Inc. jr. sub. FRB 8.175s, 2058		5,000	6,581

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		3,000	2,904

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		14,000	14,070

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		10,000	10,563

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)		10,000	9,948

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		15,000	16,708

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		5,000	5,412

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		5,000	5,230

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025		5,000	4,983

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		5,000	5,030

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		2,000	2,037

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026		8,000	7,920

CIT Group, Inc. sr. unsec. notes 5s, 2022		55,000	56,169

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity		2,000	1,973

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity		4,000	3,835

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		14,000	13,883

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021		20,000	19,650

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		2,000	2,408

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)		5,000	5,125

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		2,000	1,940

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066		3,000	1,140

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038		5,000	5,538

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		5,000	4,861

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)		8,000	12,016

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		40,000	41,150

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		5,000	5,388

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		5,000	5,822

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		2,000	2,340

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7s, 2037		5,000	4,750

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		5,000	4,758

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)		10,000	11,225

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		5,000	7,343

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		5,000	5,213

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		2,000	2,090

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		35,000	35,788

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		15,000	13,575

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		2,000	2,000

Royal Bank of Scotland PLC (The) unsec. sub. FRN Ser. REGS, 9 1/2s, 2022 (United Kingdom)		5,000	5,438

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		5,000	5,048

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		5,000	5,004

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		30,000	29,831

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.337s, 2037		15,000	12,281

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054		2,000	2,054

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		10,000	9,800

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		10,000	10,538

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		10,000	11,038

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		5,000	5,080

			513,319
Health care (0.6%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025		2,000	1,982

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)		3,000	2,991

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		35,000	35,350

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		55,000	52,525

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		2,000	2,163

HCA, Inc. company guaranty sr. notes 5s, 2024		5,000	5,038

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		45,000	45,450

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)		2,000	2,022

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2026(R)		5,000	5,100

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)		5,000	4,738

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024		20,000	20,950

			178,309
Technology (0.5%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045		3,000	3,009

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		20,000	19,150

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		45,000	47,025

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022		35,000	31,063

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023		35,000	32,900

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		15,000	15,263

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		20,000	21,400

			169,810
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		35,000	31,588

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7 1/8s, 2020		5,000	5,763

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		15,000	14,925

			52,276
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		15,000	16,613

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		5,000	6,021

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		100,000	94,400

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032		5,000	4,950

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		5,000	6,225

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		40,000	31,400

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		6,000	6,085

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)		5,000	6,135

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044		1,000	749

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019		3,000	2,751

Kinder Morgan, Inc./DE sr. notes Ser. GMTN, 7 3/4s, 2032		5,000	4,865

PPL WEM, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		15,000	16,506

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		7,000	5,845

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		5,000	6,023

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)		10,000	8,150

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067		5,000	4,100

			220,818

Total corporate bonds and notes (cost $3,249,207)			$3,084,967

CONVERTIBLE BONDS AND NOTES (8.4%)(a)
		Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		$16,000	$15,680

			15,680
Capital goods (0.1%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		44,000	29,618

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029		8,000	13,605

			43,223
Communication services (0.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		6,000	6,068

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		38,000	4

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018		34,000	34,723

			40,795
Consumer cyclicals (1.8%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		24,000	28,245

CalAtantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018		27,000	38,408

Carriage Services, Inc. cv. unsec. sub. bonds 2 3/4s, 2021		19,000	23,002

Jarden Corp. cv. sr. unsec. bonds company guaranty 1 1/8s, 2034		47,000	53,345

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020		24,000	55,395

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043		44,000	67,458

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031		50,000	26,188

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019		57,000	65,372

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019		32,000	23,220

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		31,000	43,691

Tesla Motors, Inc. cv. sr. unsec. notes 1 1/4s, 2021		109,000	98,986

TiVo, Inc. cv. sr. unsec. bonds 2s, 2021		30,000	26,456

			549,766
Consumer staples (0.2%)

Vector Group, Ltd. cv. sr. unsec. FRN 2 1/2s, 2019		30,000	48,608

			48,608
Energy (0.7%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		159,000	71,550

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019		82,000	59,143

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $13,899)(RES)		14,000	1,680

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019		13,000	9,604

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		31,000	24,548

Stone Energy Corp. cv. company guaranty sr. unsec. notes 1 3/4s, 2017		50,000	45,188

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(F)(NON)		15,000	413

			212,126
Financials (1.1%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016		25,000	25,094

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		36,000	38,115

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018		13,000	25,984

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018		38,000	44,223

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016		16,000	16,270

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		10,000	11,756

Prospect Capital Corp. cv. sr. unsec. bonds 5 7/8s, 2019		41,000	40,334

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017		27,000	35,556

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		43,000	44,156

TCP Capital Corp. cv. sr. unsec. bonds 5 1/4s, 2019 (acquired various dates from 6/11/14 to 11/5/15, cost $57,196)(RES)		57,000	56,501

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019		10,000	6,819

			344,808
Health care (1.5%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		32,000	32,540

Aegerion Pharmaceuticals, Inc. cv. sr. unsec. bonds 2s, 2019		35,000	23,713

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019		12,000	14,198

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		49,000	52,798

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		14,000	980

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016		15,000	70,181

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		49,000	53,410

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)		61,000	84,752

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)		66,000	71,280

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		27,000	28,924

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017		13,000	27,885

			462,661
Technology (2.6%)

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020		16,000	10,320

Brocade Communications Systems, Inc. cv. sr. unsec. notes 1 3/8s, 2020		33,000	31,989

Ciena Corp. cv. sr. unsec. notes 4s, 2020		43,000	62,484

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039		19,000	31,825

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		37,000	48,031

Jazz Technologies, Inc. cv. company guaranty sr. unsec. bonds 8s, 2018		8,000	13,490

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes Ser. G, 1 5/8s, 2025		45,000	46,434

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		48,000	74,670

Micron Technology, Inc. cv. sr. unsec. unsub. bonds 3s, 2043		50,000	45,563

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020		12,000	8,820

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041		21,000	48,379

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018		51,000	81,823

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		27,000	31,826

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		34,000	38,994

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018		45,000	58,697

SanDisk Corp. cv. sr. unsec. bonds 0 1/2s, 2020		24,000	24,795

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		11,000	16,823

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020		26,000	25,919

Twitter, Inc. cv. sr. unsec. unsub. bonds 1s, 2021		28,000	23,905

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021		22,000	22,028

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018		78,000	77,708

			824,523
Transportation (0.3%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. notes 2 1/4s, 2022		22,000	18,590

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020		24,000	22,305

Scorpio Tankers, Inc. 144A cv. sr. unsec. notes 2 3/8s, 2019		51,000	50,139

			91,034

Total convertible bonds and notes (cost $2,778,756)			$2,633,224

CONVERTIBLE PREFERRED STOCKS (5.3%)(a)
		Shares	Value

Basic materials (0.3%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		1,300	$42,088

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)		1,775	18

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		961	51,053

			93,159
Capital goods (0.1%)

Stericycle, Inc. $5.25 cv. pfd.(NON)		253	23,112

			23,112
Communication services (1.0%)

American Tower Corp. $5.50 cv. pfd.(R)		893	91,867

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		800	39,625

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		463	49,370

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		530	51,145

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.		71	21,442

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		1,204	74,744

			328,193
Consumer cyclicals (0.8%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		1,505	37,648

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (United Kingdom)(NON)		1,260	148,919

Stanley Black & Decker, Inc. $6.25 cv. pfd.		587	70,622

			257,189
Consumer staples (0.2%)

Tyson Foods, Inc. $2.375 cv. pfd.		1,220	70,028

			70,028
Energy (0.2%)

Chesapeake Energy Corp. 144A 5.75% cum. cv. pfd.		50	13,750

Chesapeake Energy Corp. 144A 5.75% cv. pfd.		51	12,006

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		23	2,588

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		843	20,274

			48,618
Financials (1.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		1,573	43,872

AMG Capital Trust II $2.575 cv. pfd.		1,466	86,128

Banc of California, Inc. $4.00 cv. pfd.		311	21,478

Bank of America Corp. Ser. L, 7.25% cv. pfd.		105	117,075

EPR Properties Ser. C, $1.438 cv. pfd.(R)		2,069	47,943

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		644	34,357

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		77	89,898

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)		697	41,079

			481,830
Health care (0.6%)

Alere, Inc. Ser. B, 3.00% cv. pfd.		69	20,648

Allergan PLC Ser. A, 5.50% cv. pfd.		137	143,483

Anthem, Inc. $2.63 cv. pfd.		864	37,878

			202,009
Utilities and power (0.5%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		1,000	48,440

Dynegy, Inc. Ser. A, $5.375 cv. pfd.		212	13,108

El Paso Energy Capital Trust I $2.375 cv. pfd.		965	44,179

Exelon Corp. $3.25 cv. pfd.		1,302	52,028

			157,755

Total convertible preferred stocks (cost $1,759,959)			$1,661,893

U.S. TREASURY OBLIGATIONS (4.3%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043(SEGCCS)(SEGSF)		$60,000	$69,317
2 3/4s, August 15, 2042(SEGCCS)		120,000	114,897

U.S. Treasury Notes
2 3/4s, November 15, 2023(SEGSF)		160,000	167,956
2 3/8s, August 15, 2024(SEGSF)		200,000	203,148
2s, November 30, 2020(SEGSF)		150,000	152,107
1 3/4s, May 31, 2016		130,000	130,845
1 3/8s, September 30, 2018		90,000	90,459
1 1/8s, December 31, 2019		180,000	177,185
1s, August 31, 2016		10,000	10,028
0 3/4s, March 31, 2018(SEGCCS)		190,000	188,649
0 3/4s, December 31, 2017		60,000	59,705

Total U.S. treasury obligations (cost $1,357,864)			$1,364,296

MORTGAGE-BACKED SECURITIES (1.2%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.898s, 2049		$10,000	$10,415
Ser. 14-GC21, Class AS, 4.026s, 2047		14,000	14,707
Ser. 14-GC23, Class AS, 3.863s, 2047		14,000	14,481

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.274s, 2045		133,071	12,568

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 1.019s, 2047		572,616	23,620

COMM Mortgage Trust
Ser. 13-LC6, Class AM, 3.282s, 2046		18,000	18,153
FRB Ser. 13-LC13, Class XA, IO, 1.574s, 2046		138,639	8,456
FRB Ser. 14-CR18, Class XA, IO, 1.445s, 2047		98,829	6,801
FRB Ser. 14-CR16, Class XA, IO, 1.414s, 2047		181,041	11,802
FRB Ser. 14-UBS6, Class XA, IO, 1.223s, 2047		99,287	6,323
FRB Ser. 13-CR13, Class XA, IO, 1.148s, 2023		125,311	6,194

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.176s, 2038		4,181	—

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051		15,685	16,187
Ser. 04-LN2, Class A2, 5.115s, 2041		459	459

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035		2,000	2,083

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040		4,070	—

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.561s, 2046		10,000	10,764
FRB Ser. 13-C10, Class AS, 4.218s, 2046		20,000	21,272
FRB Ser. 13-C13, Class XA, IO, 1.362s, 2046		293,277	18,711
FRB Ser. 13-C12, Class XA, IO, 1.137s, 2046		317,780	13,584

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.238s, 2045		155,567	12,103

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049		6,520	6,521

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.874s, 2063		429,183	27,927

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045(F)		10,000	11,220

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.435s, 2046		10,000	10,657

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387s, 2046		25,000	26,961
Ser. 13-UBS1, Class AS, 4.306s, 2046		26,000	27,887
Ser. 13-C12, Class AS, 3.56s, 2048		10,000	10,259

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.332s, 2045		93,816	8,809
FRB Ser. 12-C10, Class XA, IO, 1.91s, 2045		218,093	18,302

Total mortgage-backed securities (cost $382,325)			$377,226

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)		$212,821	$223,994

Total foreign government and agency bonds and notes (cost $202,387)			$223,994

SENIOR LOANS (0.5%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$64,615	$48,731

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		66,169	59,483

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		14,797	14,316

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		24,849	22,923

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.188s, 2021		9,875	9,793

Total senior loans (cost $177,153)			$155,246

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$10,000	$14,190

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		10,000	13,795

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		5,000	5,606

Total municipal bonds and notes (cost $25,064)			$33,591

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017		$28,000	$28,000

Total asset-backed securities (cost $28,000)			$28,000

PREFERRED STOCKS (—%)(a)
		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		5	$5,025

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		275	7,013

Total preferred stocks (cost $12,163)			$12,038

SHORT-TERM INVESTMENTS (30.2%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.27%(d)	Shares	75,290	$75,290

Putnam Money Market Liquidity Fund 0.17%(AFF)	Shares	1,175,786	1,175,786

Putnam Short Term Investment Fund 0.16%(AFF)	Shares	8,224,483	8,224,483

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)		$8,000	7,998

Total short-term investments (cost $9,483,557)			$9,483,557

TOTAL INVESTMENTS

Total investments (cost $31,844,350)(b)			$31,685,896

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $1,133,095) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Buy	12/16/15	$9,724	$9,101	$623
	Hong Kong Dollar	Buy	2/17/16	23,431	23,439	(8)
	Singapore Dollar	Buy	2/17/16	20,292	20,412	(120)
	Swiss Franc	Buy	12/16/15	6,323	6,700	(377)
	Swiss Franc	Sell	12/16/15	6,323	6,352	29
Citibank, N.A.
	British Pound	Buy	12/16/15	6,928	6,942	(14)
	Danish Krone	Sell	12/16/15	27,674	29,155	1,481
	Euro	Buy	12/16/15	30,122	31,799	(1,677)
	Euro	Sell	12/16/15	30,122	30,709	587
	Japanese Yen	Sell	2/17/16	33,631	33,994	363
Credit Suisse International
	British Pound	Buy	12/16/15	27,713	27,726	(13)
	British Pound	Sell	12/16/15	27,713	28,163	450
	Euro	Buy	12/16/15	23,675	23,756	(81)
	Euro	Sell	12/16/15	23,993	25,715	1,722
	New Zealand Dollar	Sell	1/20/16	5,314	5,160	(154)
	Norwegian Krone	Sell	12/16/15	10,722	11,401	679
	Swedish Krona	Buy	12/16/15	5,793	6,017	(224)
	Swedish Krona	Sell	12/16/15	5,793	5,768	(25)
	Swiss Franc	Buy	12/16/15	30,158	31,914	(1,756)
Deutsche Bank AG
	Australian Dollar	Buy	1/20/16	76,177	74,337	1,840
	British Pound	Sell	12/16/15	1,958	2,894	936
	Euro	Buy	12/16/15	69,757	74,760	(5,003)
	Euro	Sell	12/16/15	69,757	69,989	232
	Swedish Krona	Buy	12/16/15	9,532	9,688	(156)
	Swedish Krona	Sell	12/16/15	9,532	9,822	290
Goldman Sachs International
	Euro	Buy	12/16/15	5,390	5,777	(387)
	Euro	Sell	12/16/15	5,390	5,409	19
HSBC Bank USA, National Association
	British Pound	Buy	12/16/15	6,778	6,888	(110)
	British Pound	Sell	12/16/15	6,778	6,782	4
	Euro	Sell	12/16/15	51,156	54,594	3,438
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/16/15	21,085	21,275	(190)
	British Pound	Sell	12/16/15	21,085	21,256	171
	Euro	Buy	12/16/15	59,294	59,496	(202)
	Euro	Sell	12/16/15	59,294	63,546	4,252
	Japanese Yen	Buy	2/17/16	11,048	11,047	1
	New Zealand Dollar	Sell	1/20/16	5,052	4,904	(148)
	Norwegian Krone	Sell	12/16/15	21,674	22,845	1,171
	Swedish Krona	Buy	12/16/15	6,974	7,218	(244)
	Swedish Krona	Sell	12/16/15	6,974	6,986	12
	Swiss Franc	Buy	12/16/15	7,199	7,632	(433)
	Swiss Franc	Sell	12/16/15	7,199	7,231	32
State Street Bank and Trust Co.
	British Pound	Buy	12/16/15	19,580	20,112	(532)
	British Pound	Sell	12/16/15	19,580	19,587	7
	Euro	Buy	12/16/15	16,383	17,393	(1,010)
	Euro	Sell	12/16/15	16,383	17,182	799
	Israeli Shekel	Buy	1/20/16	4,084	4,029	55
	Swedish Krona	Sell	12/16/15	13,822	14,370	548
	Swiss Franc	Buy	12/16/15	20,430	20,528	(98)
	Swiss Franc	Sell	12/16/15	20,430	21,641	1,211
UBS AG
	British Pound	Buy	12/16/15	51,057	52,988	(1,931)
	Euro	Buy	12/16/15	1,268	1,359	(91)
	Euro	Sell	12/16/15	1,268	1,273	5
	Swiss Franc	Buy	12/16/15	9,242	10,215	(973)
WestPac Banking Corp.
	New Zealand Dollar	Buy	1/20/16	14,241	13,819	422

Total						$5,422

FUTURES CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	2	$435,094	Mar-16	$(129)
U.S. Treasury Note 5 yr (Long)	1	118,680	Mar-16	6

Total				$(123)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 24 Index	BBB/P	$349,341	$3,099,740	12/20/20	100 bp	$39,367

	Total		$349,341	$39,367

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$3,241	$4,253,000	12/20/20	500 bp	$129,840

	Total		$3,241	$129,840

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,377,714.
(b)	The aggregate identified cost on a tax basis is $31,873,341, resulting in gross unrealized appreciation and depreciation of $1,182,566 and $1,370,011, respectively, or net unrealized depreciation of $187,445.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $58,181, or 0.2% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$2,407,015	$1,231,229	$618	$—	$1,175,786
	Putnam Short Term Investment Fund*	9,337,360	5,360,812	6,473,689	7,520	—	8,224,483
	Putnam Absolute Return 700 Fund Class Y	2,980,118	2,063,524	1,784,602	—	—	3,235,388
	Totals	$12,317,478	$9,831,351	$9,489,520	$8,138	$—	$12,635,657
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $75,290, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $73,391.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $7,912,186 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $315,046 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $299,893 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$238,347	$79,788	$—
Capital goods	325,406	34,143	—
Communication services	209,532	63,291	—
Conglomerates	13,583	—	—
Consumer cyclicals	858,286	169,577	—
Consumer staples	467,652	59,534	—
Energy	445,362	12,517	—
Financials	3,804,125	262,306	—
Health care	—	3,124	—
Miscellaneous	716,249	87,227	—
Technology	670,813	93,357	—
Transportation	179,320	95,241	—
Utilities and power	204,364	11,650	—
Total common stocks	8,133,039	971,755	—
Asset-backed securities	—	—	28,000
Convertible bonds and notes	—	2,629,827	3,397
Convertible preferred stocks	71,902	1,589,973	18
Corporate bonds and notes	—	3,084,967	—
Foreign government and agency bonds and notes	—	223,994	—
Investment companies	3,523,070	—	—
Mortgage-backed securities	—	377,226	—
Municipal bonds and notes	—	33,591	—
Preferred stocks	7,013	5,025	—
Senior loans	—	155,246	—
U.S. treasury obligations	—	1,364,296	—
Short-term investments	9,400,269	83,288	—

Totals by level	$21,135,293	$10,519,188	$31,415

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,422	$—
Futures contracts	(123)	—	—
Credit default contracts	—	(183,375)	—

Totals by level	$(123)	$(177,953)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$126,599	$309,974
Foreign exchange contracts	21,298	15,876
Interest rate contracts	6	129

Total	$147,903	$325,979

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		3
Forward currency contracts (contract amount)		$1,200,000
OTC credit default contracts (notional)		$3,000,000
Centrally cleared credit default contracts (notional)		$4,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	3,667	—	—	—	—	—	—	—	—	—	—	3,667
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	652	—	2,431	2,851	3,298	19	3,442	5,639	—	2,620	5	422	21,379

	Total Assets	$652	$3,667	$2,431	$2,851	$3,298	$19	$3,442	$5,639	$—	$2,620	$5	$422	$25,046

	Liabilities:
	OTC Credit default contracts*#	309,974	—	—	—	—	—	—	—	—	—	—	—	309,974
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	172	—	—	—	172
	Forward currency contracts#	505	—	1,691	2,253	5,159	387	110	1,217	—	1,640	2,995	—	15,957

	Total Liabilities	$310,479	$—	$1,691	$2,253	$5,159	$387	$110	$1,217	$172	$1,640	$2,995	$—	$326,103

	Total Financial and Derivative Net Assets	$(309,827)	$3,667	$740	$598	$(1,861)	$(368)	$3,332	$4,422	$(172)	$980	$(2,990)	$422	$(301,057)
	Total collateral received (pledged)##†	$(299,893)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(9,934)	$3,667	$740	$598	$(1,861)	$(368)	$3,332	$4,422	$(172)	$980	$(2,990)	$422

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016